UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM 13F-HR/A

                            FORM 13F-HR/A COVER PAGE

This Filing lists securities holdings reported on the form 13F Filed on April 30, 2002 pursuant to a request for confidential treatment and for which that request was denied on February 27, 2003.

Report for the Calendar Year or Quarter Ended:       December 31, 2001
---------------------------------------------

Check here if Amendment  [X];  Amendment Number:   2
                                                --------------------
  This Amendment (Check only one.) :
                                            [  ]  is a restatement.
                                            [X]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                               DMG Advisors LLC
Address:                            53 Forest Avenue, Suite 202
                                    Old Greenwich, CT  06870
Form 13F File Number:      Unassigned.
                                      ------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
---------------------------------------------------------

Name:             Thomas McAuley

Title:            Chief Investment Officer

Phone:            203-967-5750

Signature, Place, and Date of Signing:

/s/Thomas McAuley          Old Greenwich, Connecticut              March 6, 2003
----------------------    ---------------------------              -------------
Thomas McAuley                  City, State                                 Date

Report Type (Check only one.):

[ X ]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.) [ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).) [ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F-HR/A SUMMARY PAGE


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:      92 Items

Form 13F Information Table Value Total:     $ 117,983.43 (thousands)

List of Other Included Managers:     Not Applicable

Provide a numbered list of the name(s) to which investment managers with respect this report is filed, other than the manager filing this report.

NONE


                                                             Value     SHARE OR      SH/PRN      Investment      Other       Voting
                                                                          PRN
    Name of Issuer              Title of        Cusip      (x$1000)     Amount      PUT/CALL     Discretion     Managers   Authority
                                  Class
---------------------------- -------------- ------------- ---------- ------------ ------------ -------------- ----------- ----------
APPLE COMPUTER                      PUT        037833 95 0      264.00       550.00  PUT          DEFINED        N/A         SHARED
A B WATLEY GROUP INC                COM        000788 10 9       70.80    30,000.00  SH           DEFINED        N/A         SHARED
ABBOTT LABS                         COM        002824 10 0    1,059.25    19,000.00  SH           DEFINED        N/A         SHARED
ACCREDO HEALTH INC                  COM        00437V 10 4      992.50    25,000.00  SH           DEFINED        N/A         SHARED
ADELPHIA COMMUNICATIONS-CL A        CL A       006848 10 5    3,429.80   110,000.00  SH           DEFINED        N/A         SHARED
AKSYS LTD                           COM        010196 10 3    2,058.75   465,000.00  SH           DEFINED        N/A         SHARED
ALLIANCE PHARM                      COM        018773 30 9      872.93   267,100.00  SH           DEFINED        N/A         SHARED
ALLIANT TECHSYS                     COM        018804 10 4    3,504.88    45,400.00  SH           DEFINED        N/A         SHARED
ALTEON INC                          COM        02144G 10 7    1,725.82   379,300.00  SH           DEFINED        N/A         SHARED
AON CORP                            COM        037389 10 3      710.40    20,000.00  SH           DEFINED        N/A         SHARED
APPLE COMPUTER                      COM        037833 10 0    1,992.90    91,000.00  SH           DEFINED        N/A         SHARED
APHTON CORP                         COM        03759P 10 1      669.16    45,833.00  SH           DEFINED        N/A         SHARED
ARTISTDIRECT INC                    COM        04315D 40 0      979.12    67,900.00  SH           DEFINED        N/A         SHARED
AT&T WIRELESS GROUP                 COM        00209A 10 6      574.80    40,000.00  SH           DEFINED        N/A         SHARED
BARRA INC                           COM        068313 10 5    1,648.15    35,000.00  SH           DEFINED        N/A         SHARED
BIOSOURCE INTERNATIONAL INC         COM        09066H 10 4      157.70    19,000.00  SH           DEFINED        N/A         SHARED
BROOKTROUT INC                      COM        114580 10 3      650.00   100,000.00  SH           DEFINED        N/A         SHARED
CABLEVISION SYS                     CL A       12686C 10 9    1,186.25    25,000.00  SH           DEFINED        N/A         SHARED
CABOT OIL & GAS                     CL A       127097 10 3    1,202.50    50,000.00  SH           DEFINED        N/A         SHARED
Cambrex Corp.                       COM        132011 10 7    1,390.84    31,900.00  SH           DEFINED        N/A         SHARED
CHAMPPS ENTERTAINMENT INC           COM        158787 10 1      595.98    66,000.00  SH           DEFINED        N/A         SHARED
CLAYTON HOMES                       COM        184190 10 6    3,315.69   193,900.00  SH           DEFINED        N/A         SHARED
COCA-COLA ENTERPRISES               COM        191219 10 4      189.40    10,000.00  SH           DEFINED        N/A         SHARED
CVS CORP                            COM        126650 10 0    1,184.00    40,000.00  SH           DEFINED        N/A         SHARED
DARDEN RESTAURAN                    COM        237194 10 5    4,095.78   115,700.00  SH           DEFINED        N/A         SHARED
DAVITA INC                          COM        23918K 10 8    2,322.75    95,000.00  SH           DEFINED        N/A         SHARED
DEAN FOODS CO                       COM        242370 10 4    1,364.00    20,000.00  SH           DEFINED        N/A         SHARED
DENDREON CORP                       COM        24823Q 10 7       40.28     4,000.00  SH           DEFINED        N/A         SHARED
DRS TECHNOLOGIES                    COM        23330X 10 0    1,133.67    31,800.00  SH           DEFINED        N/A         SHARED
DUN & BRAD                          COM        26483E 10 0      353.00    10,000.00  SH           DEFINED        N/A         SHARED
E*TRADE GROUP                       COM        269246 10 4      205.00    20,000.00  SH           DEFINED        N/A         SHARED
EDISON INTERNATIONAL                COM        281020 10 7      604.00    40,000.00  SH           DEFINED        N/A         SHARED
EDO CORP                            COM        281347 10 4    4,171.17   157,700.00  SH           DEFINED        N/A         SHARED
EMCOR GROUP INC                     COM        29084Q 10 0    3,196.16    70,400.00  SH           DEFINED        N/A         SHARED
ENTREMED PRIVATE                    COM        29382F 10 3    1,295.24   161,300.00  SH           DEFINED        N/A         SHARED
EQUITABLE RES                       COM        294549 10 0      953.96    28,000.00  SH           DEFINED        N/A         SHARED
ESPEED INC-CL A                     CL A       296643 10 9      331.20    40,000.00  SH           DEFINED        N/A         SHARED
ESPERION THERAPE                    COM        29664R 10 6      163.91    22,300.00  SH           DEFINED        N/A         SHARED
FLOWERS INDUSTRIES                  COM        343498 10 1      598.80    15,000.00  SH           DEFINED        N/A         SHARED
FMC CORP                            COM        302491 30 3    1,487.50    25,000.00  SH           DEFINED        N/A         SHARED
GAP INC                             COM        364760 10 8    2,927.40   210,000.00  SH           DEFINED        N/A         SHARED
GLOBAL LIGHT TEL                    COM        37934X 10 0    1,411.32   742,800.00  SH           DEFINED        N/A         SHARED
GOLDEN STATE BNC                    COM        381197 10 2      784.50    30,000.00  SH           DEFINED        N/A         SHARED
HAVERTY FURNITUR                    COM        419596 10 1      220.12    13,300.00  SH           DEFINED        N/A         SHARED
HEALTHCARE SERVS                    COM        421906 10 8      772.50    75,000.00  SH           DEFINED        N/A         SHARED
HEALTHSOUTH CORP                    COM        421924 10 1    4,001.40   270,000.00  SH           DEFINED        N/A         SHARED
IMAGISTICS INTL                     COM        45247T 10 4      494.00    40,000.00  SH           DEFINED        N/A         SHARED
IMPAX LABS INC                      COM        45256B 10 1    2,894.98   215,400.00  SH           DEFINED        N/A         SHARED
INNKEEPERS USA                      COM        4576J0 10 4    2,227.54   227,300.00  SH           DEFINED        N/A         SHARED
INTELIDATA TECHNOLOGIES CORP        COM        45814T 10 7      195.75    75,000.00  SH           DEFINED        N/A         SHARED
INTERNEURON PHAR                    COM        460573 10 8      998.10    90,000.00  SH           DEFINED        N/A         SHARED
ITRON INC                           COM        465741 10 6    4,217.76   139,200.00  SH           DEFINED        N/A         SHARED
IVEX PACKAGING                      COM        465855 10 4      190.00    10,000.00  SH           DEFINED        N/A         SHARED
KINDER MORGAN EN             UT LTD PARTNER    494550 10 6    2,394.01    63,300.00  SH           DEFINED        N/A         SHARED
LADENBURG THALMA                    COM        50575Q 10 2       12.21    14,040.00  SH           DEFINED        N/A         SHARED
LEXICON GENETICS                    COM        528872 10 4      354.28    30,700.00  SH           DEFINED        N/A         SHARED
MACROCHEM CORP                      COM        555903 10 3      162.14    25,020.00  SH           DEFINED        N/A         SHARED
MARTEK BIOSCIENCES                  COM        572901 10 6    1,549.50    75,000.00  SH           DEFINED        N/A         SHARED
MGI PHARMA. INC.                    COM        552880 10 6      764.00    50,000.00  SH           DEFINED        N/A         SHARED
MIM CORP                            COM        553044 10 8    1,532.58    86,100.00  SH           DEFINED        N/A         SHARED
MIRANT CORP                         COM        604675 10 8      640.80    40,000.00  SH           DEFINED        N/A         SHARED
MOORE CORP LTD                      COM        615785 10 2    2,126.10   223,800.00  SH           DEFINED        N/A         SHARED
MTR GAMING GROUP                    COM        553769 10 0      320.00    20,000.00  SH           DEFINED        N/A         SHARED
NETOPIA INC.                        COM        64114K 10 4      230.33    41,500.00  SH           DEFINED        N/A         SHARED
NEW FRONTIER MED                    COM        644398 10 9      311.10   103,700.00  SH           DEFINED        N/A         SHARED
ONVIA.COM                           COM        68338T 10 6       54.00   100,000.00  SH           DEFINED        N/A         SHARED
PACTIV CORPORATION                  COM        695257 10 5      355.00    20,000.00  SH           DEFINED        N/A         SHARED
PAYCHEX INC                         COM        704326 10 7    3,833.50   110,000.00  SH           DEFINED        N/A         SHARED
PFIZER INC                          COM        717081 10 3      637.60    16,000.00  SH           DEFINED        N/A         SHARED
PG&E Corp                           COM        69331C 10 8      384.80    20,000.00  SH           DEFINED        N/A         SHARED
PIONEER NATURAL                     COM        723787 10 7    3,395.54   176,300.00  SH           DEFINED        N/A         SHARED
POLO RALPH LAUREN CORP              CL A       731572 10 3      267.60    10,000.00  SH           DEFINED        N/A         SHARED
PREMIER PARKS                       COM        83001P 10 9    4,221.81   274,500.00  SH           DEFINED        N/A         SHARED
QLT PHOTOTHERAPE                    COM        746927 10 2      279.51    11,000.00  SH           DEFINED        N/A         SHARED
QUAKER FABRIC                       COM        747399 10 3      457.05    55,000.00  SH           DEFINED        N/A         SHARED
REGISTER.COM                        COM        75914G 10 1      345.00    30,000.00  SH           DEFINED        N/A         SHARED
SANGSTAT MEDICAL                    COM        801003 10 4    1,584.95    80,700.00  SH           DEFINED        N/A         SHARED
SEA CONTAINERS LTD CL A             CL A       811371 70 7      455.07    33,265.00  SH           DEFINED        N/A         SHARED
SIERRA HEALTH SE                    COM        826322 10 9      243.00    30,000.00  SH           DEFINED        N/A         SHARED
SIERRA PAC RES                      COM        826428 10 4      602.00    40,000.00  SH           DEFINED        N/A         SHARED
SPANISH BROAD/A                     CL A       846425 88 2      296.70    30,000.00  SH           DEFINED        N/A         SHARED
SYCAMORE NETWORK                    COM        871206 10 8      509.20    95,000.00  SH           DEFINED        N/A         SHARED
TRAFFIX INC                         COM        892721 10 1    1,191.18   164,300.00  SH           DEFINED        N/A         SHARED
TYSON FOODS-A                       CL A       902494 10 3      808.50    70,000.00  SH           DEFINED        N/A         SHARED
UNIVERSITY OF PH                    COM        037604 20 4      814.75    25,000.00  SH           DEFINED        N/A         SHARED
US UNWIRED INC-CL A                 CL A       90338R 10 4    2,334.27   229,300.00  SH           DEFINED        N/A         SHARED
VECTOR GROUP LTD                    COM        92240M 10 8      507.47    15,448.00  SH           DEFINED        N/A         SHARED
VIROLOGIC INC                       COM        92823R 20 1    2,420.05   834,500.00  SH           DEFINED        N/A         SHARED
WESTMORELAND COA                    COM        960878 10 6    1,954.32   143,700.00  SH           DEFINED        N/A         SHARED
WILLIAMS ENERGY             COM UNIT RP LP     969491 10 9    1,254.00    30,000.00  SH           DEFINED        N/A         SHARED
WIRE ONE TECH                       COM        976521 10 4    4,126.97   663,500.00  SH           DEFINED        N/A         SHARED
WORLD HEART CORP                    COM        980905 10 3      175.18    45,500.00  SH           DEFINED        N/A         SHARED
----------------------------- -------------- ------------- ---------- ------------ ------------ -------------- ----------- ---------

Total                                                       117,983.43 9,297,256.00

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